Share of results of associates - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Kantar [member]
Disclosure of associates [line items]
Share of exceptional losses of associates	£ 11.7	£ (51.4)